Document and Entity Information Statement	Nov. 12, 2020	Nov. 06, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2020
Entity Registrant Name	GATX Corporation
Entity Incorporation, State or Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0000040211
CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Security Exchange Name	CHX
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	GATX
Security Exchange Name	NYSE
Senior Notes [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Senior Notes due 2066
Trading Symbol	GMTA
Security Exchange Name	NYSE